PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - Buildings [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected useful lives	40 years
Buildings cost	¥ 2,913,000
Accumulated depreciation	1,226,000	¥ 1,226,000
Impairment allocation	¥ 1,687,000	¥ 1,687,000